Provision for Legal Claims - Schedule of Contingencies (Details) - Risk of Loss [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Contingencies [Line Items]
Loss contingencies	R$ 20,858	R$ 22,681
Civil [Member]
Schedule of Contingencies [Line Items]
Loss contingencies	13,704	9,231
Tax [Member]
Schedule of Contingencies [Line Items]
Loss contingencies	R$ 7,154	R$ 13,450